Annual Fund Operating Expenses - Parnassus Core Equity Fund	May 01, 2021
Investor Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.22%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.84%
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	none
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.62%